Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023 (excluding the three months ended March 31, 2023)	$ 2,268
2024	1,973
2025	686
2026	664
2027	331
Total payments	5,922
Less: imputed interest	(570)
Less: foreign exchange (gain)/loss	37
Total	$ 5,389